/Securities and Exchange Commission
Washington, D.C.
Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N-23(c)-1 during the last calendar month.

Report for the calendar month ending November 30, 2000

MFS Multimarket Income Trust
Date
Identification of Security
Shares Repurchased
Repurchase Price
NAV
Broker
11/20
Shares of
Beneficial Interest
100000
5.9375
6.61

Merrill Lynch
11/21
Shares of Beneficial Interest
150000
5.9375
6.60
Merrill Lynch
11/22
Shares of Beneficial Interest
125000
5.9375
6.60
Merrill Lynch
11/27
Shares of Beneficial Interest
100000
5.9375
6.60
Merrill Lynch
11/30
Shares of Beneficial Interest
12000
5.875
6.61

Merrill Lynch



































































Total Shares Repurchased:
Remarks:	None.

MFS Multimarket Income Trust
by:  James O. Yost
	James O. Yost
	Treasurer